Accounts Receivable (Details) - Schedule of concentration analysis of accounts receivable	Jun. 30, 2022	Jun. 30, 2021
Concentration Risk [Line Items]
Total concentration accounts receivable	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	10.00%	23.00%
Customer B [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	12.00%	16.00%
Customer C [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	12.00%	14.00%
Customer D [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	0.00%	10.00%
Customer E [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	8.00%	9.00%
Customer F [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	13.00%	9.00%
Customer G [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	9.00%	5.00%
Others [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	36.00%	14.00%